Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Penn Capital Short Duration High Income Fund | Institutional Class
Prospectus [Line Items]
Annual Return [Percent]	7.19%	8.71%	(2.26%)	3.43%	0.88%	7.29%	0.61%
Penn Capital Special Situations Small Cap Equity Fund | Institutional Class
Prospectus [Line Items]
Annual Return [Percent]	8.03%	14.40%	(17.98%)	33.33%	27.62%	28.98%	(16.17%)	15.85%	20.60%
P/E Global Enhanced International Fund | Institutional Class
Prospectus [Line Items]
Annual Return [Percent]	20.80%	14.89%	2.38%	26.68%	(1.92%)	29.18%	(3.19%)
Torray Equity Income Fund | Torray Equity Income Fund Shares
Prospectus [Line Items]
Annual Return [Percent]	13.72%	12.58%	(0.98%)	21.39%	(2.51%)	19.89%	(10.60%)	12.07%	14.29%	(1.36%)